Biological assets, net (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Biological assets, net
Amortization expense	$ 0.2	$ 0.2	$ 0.2